Contents of Significant Accounts (Tables)	12 Months Ended
Dec. 31, 2022
Contents Of Significant Accounts [Line Items]
Cash and Cash Equivalents
(1)	Cash and Cash Equivalents

	As of December 31,
	2021	2022
	NT$	NT$
	(In Thousands)	(In Thousands)
Cash on hand and petty cash	$5,684	$6,023
Checking and savings accounts	33,738,883	42,422,443
Time deposits	88,876,572	125,467,386
Repurchase agreements collateralized by government bonds and corporate notes	10,000,992	5,922,925

Total	$132,622,131	$173,818,777

Summary of Fair Value of Each Investment in Equity Instrument
The fair value of each investment in equity instrument to be measured at fair value through other comprehensive income is as follows:

		As of December 31,
Type of securities	Name of securities	2021	2022
		NT$	NT$
		(In Thousands)	(In Thousands)
Common stock	SILICON INTEGRATED SYSTEMS CORP.	$3,407,886	$2,316,197
Common stock	UNIMICRON HOLDING LIMITED	1,461,098	2,847,385
Common stock	ITE TECH. INC.	1,514,658	1,023,266
Common stock	CHIPBOND TECHNOLOGY CORPORATION	3,546,027	3,051,603
Common stock	NOVATEK MICROELECTRONICS CORP. (NOVATEK)	8,863,632	5,188,267
Common stock	SHIN-ETSU HANDOTAI TAIWAN CO., LTD.	890,505	580,335
Preferred stock	MTIC HOLDINGS PTE. LTD.	151,859	182,547

Summary of Income Recognized in Profit or Loss from Equity Instruments Designated as Fair Value Through Other Comprehensive Income

b.	Dividend income recognized in profit or loss from equity instruments designated as fair value through other comprehensive income were listed below:

	For the years ended December 31,
	2021	2022
	NT$	NT$
	(In Thousands)	(In Thousands)
Held at end of period	$465,679	$1,431,931
Derecognized during the period	—	—

Total	$465,679	$1,431,931

Aging Analysis of Accounts Receivables

Aging analysis of accounts receivable:
	As of December 31,
	2021	2022
	NT$	NT$
	(In Thousands)	(In Thousands)
Neither past due	$30,758,397	$30,545,437

Past due:
≤ 30 days	3,294,617	5,303,765
31 to 60 days	138,854	130,408
61 to 90 days	8,026	3,247
91 to 120 days	43,413	7,886
≥ 121 days	575,293	662,868

Subtotal	4,060,203	6,108,174

Total	$34,818,600	$36,653,611

Movement of Loss Allowance
Movement of loss allowance for accounts receivable:

	For the years ended December 31,
	2021	2022
	NT$	NT$
	(In Thousands)	(In Thousands)

Beginning balance	$206,084	$194,491
Net recognition (reversal) for the period	(11,593)	14,610

Ending balance	$194,491	$209,101

Inventories, Net
(6)	Inventories, Net

	As of December 31,
	2021	2022
	NT$	NT$
	(In Thousands)	(In Thousands)
Raw materials	$3,371,520	$6,335,428
Supplies and spare parts	5,106,770	7,161,216
Work in process	14,043,143	14,897,926
Finished goods	489,750	2,675,390

Total	$23,011,183	$31,069,960

Details of Investments Accounted for Under the Equity Method
(7)	Investments Accounted for Under the Equity Method

a.	Details of investments accounted for under the equity method are as follows:

	As of December 31,
	2021		2022
Investee companies	Amount	Percentage of ownership or voting rights	Amount	Percentage of ownership or voting rights
	NT$		NT$
	(In Thousands)		(In Thousands)
Listed companies
FARADAY TECHNOLOGY CORP. (FARADAY) (Note A)	$1,767,821	13.78	$1,862,245	13.78
UNIMICRON TECHNOLOGY CORP. (UNIMICRON) (Note B)	10,337,813	13.30	13,285,169	13.27
Unlisted companies
MTIC HOLDINGS PTE. LTD. (Note C)	—	45.44	—	45.44
PURIUMFIL INC.	7,253	44.45	14,622	40.00
UNITECH CAPITAL INC.	976,559	42.00	426,070	42.00
TRIKNIGHT CAPITAL CORPORATION	4,044,867	40.00	2,117,678	40.00
HSUN CHIEH CAPITAL CORP.	229,598	40.00	210,690	40.00
HSUN CHIEH INVESTMENT CO., LTD.	3,437,053	36.49	2,980,984	36.49
YANN YUAN INVESTMENT CO., LTD.	7,013,118	28.22	5,455,743	26.78
UNITED LED CORPORATION HONG KONG LIMITED	98,954	25.14	97,156	25.14
VSENSE CO., LTD. (Note C)	—	23.98	—	23.98
TRANSLINK CAPITAL PARTNERS I, L.P. (Note D)	225,342	10.38	54,556	10.38

Total	$28,138,378		$26,504,913

Note A:
Beginning from June 2015, the Company accounts for its investment in FARADAY as an associate given the fact that the Company obtained the ability to exercise significant influence over FARADAY through representation on its Board of Directors.

Note B:
Beginning from June 2020, the Company accounts for its investment in UNIMICRON as an associate given the fact that the Company obtained the ability to exercise significant influence over UNIMICRON through representation on its Board of Directors.

Note C:
When the Company’s share of losses of an associate equals or exceeds its interest in that associate, the Company discontinues recognizing its share of further losses. Additional losses and liabilities are recognized only to the extent that the Company has incurred legal or constructive obligations or made payments on behalf of that associate.

Note D:	The Company follows international accounting practices in equity accounting for limited partnerships and uses the equity method to account for these investees.

Property, Plant and Equipment
(8)	Property, Plant and Equipment

a.	2021
Assets Used by the Company:
Cost:

	Land	Buildings	Machinery and equipment	Transportation equipment	Furniture and fixtures	Leasehold improvement	Construction in progress and equipment awaiting inspection	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2021	$1,690,613	$37,257,510	$871,569,325	$54,898	$6,908,778	$63,774	$16,529,296	$934,074,194
Additions	—	—	—	—	—	—	38,284,083	38,284,083
Disposals	—	(20,455)	(3,587,695)	(791)	(5,010)	—	(22,822)	(3,636,773)
Transfers and reclassifications	(96,439)	114,081	35,718,256	2,158	433,504	204	(31,692,267)	4,479,497
Exchange effect	(102,831)	(523,656)	(5,893,187)	(306)	(32,098)	(2,696)	(242,257)	(6,797,031)

As of December 31, 2021	$1,491,343	$36,827,480	$897,806,699	$55,959	$7,305,174	$61,282	$22,856,033	$966,403,970

Accumulated Depreciation and Impairment:

	Land	Buildings	Machinery and equipment	Transportation equipment	Furniture and fixtures	Leasehold improvement	Construction in progress and equipment awaiting inspection	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2021	$—	$19,851,288	$777,687,345	$42,732	$5,715,339	$49,963	$—	$803,346,667
Depreciation	—	1,474,241	41,329,061	5,310	531,085	7,247	—	43,346,944
Disposals	—	(20,455)	(3,580,477)	(791)	(5,003)	—	—	(3,606,726)
Transfers and reclassifications	—	1,645	125,413	—	—	—	—	127,058
Exchange effect	—	(121,750)	(4,656,461)	(143)	(19,038)	(2,085)	—	(4,799,477)

As of December 31, 2021	$—	$21,184,969	$810,904,881	$47,108	$6,222,383	$55,125	$—	$838,414,466

Net carrying amount:
As of December 31, 2021	$1,491,343	$15,642,511	$86,901,818	$8,851	$1,082,791	$6,157	$22,856,033	$127,989,504

Assets Subject to Operating Leases:
Cost:

	Land	Buildings	Machinery and equipment	Furniture and fixtures	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2021	$459,622	$2,451,311	$125,413	$1,315,633	$4,351,979
Transfers and reclassifications	96,439	(18,542)	(125,413)	—	(47,516)
Exchange effect	(7,051)	(10,380)	—	(2,930)	(20,361)

As of December 31, 2021	$549,010	$2,422,389	$—	$1,312,703	$4,284,102

Accumulated Depreciation and Impairment:

	Land	Buildings	Machinery and equipment	Furniture and fixtures	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2021	$—	$1,007,545	$125,413	$1,171,885	$2,304,843
Depreciation	—	94,130	—	67,347	161,477
Transfers and reclassifications	—	(1,645)	(125,413)	—	(127,058)
Exchange effect	—	(4,917)	—	(2,442)	(7,359)

As of December 31, 2021	$—	$1,095,113	$—	$1,236,790	$2,331,903

Net carrying amount:
As of December 31, 2021	$549,010	$1,327,276	$—	$75,913	$1,952,199

b.	2022
Assets Used by the Company:
Cost:

	Land	Buildings	Machinery and equipment	Transportation equipment	Furniture and fixtures	Leasehold improvement	Construction in progress and equipment awaiting inspection	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2022	$1,491,343	$36,827,480	$897,806,699	$55,959	$7,305,174	$61,282	$22,856,033	$966,403,970
Additions	—	325,943	—	—	—	—	72,270,938	72,596,881
Disposals	—	(69,897)	(6,391,003)	—	(27,782)	(2,414)	(69,640)	(6,560,736)
Transfers and reclassifications	—	219,666	46,548,734	8,154	730,317	421	(39,772,778)	7,734,514
Exchange effect	(21,127)	294,577	15,855,258	810	54,284	3,786	79,390	16,266,978

As of December 31, 2022	$1,470,216	$37,597,769	$953,819,688	$64,923	$8,061,993	$63,075	$55,363,943	$1,056,441,607

Accumulated Depreciation and Impairment:

	Land	Buildings	Machinery and equipment	Transportation equipment	Furniture and fixtures	Leasehold improvement	Construction in progress and equipment awaiting inspection	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2022	$—	$21,184,969	$810,904,881	$47,108	$6,222,383	$55,125	$—	$838,414,466
Depreciation	—	1,443,545	38,565,229	3,946	456,017	2,816	—	40,471,553
Disposals	—	(69,489)	(6,331,532)	—	(27,421)	(2,404)	—	(6,430,846)
Transfers and reclassifications	—	161	(4,913)	—	(176)	—	—	(4,928)
Exchange effect	—	172,320	14,604,120	543	46,714	3,846	—	14,827,543

As of December 31, 2022	$—	$22,731,506	$857,737,785	$51,597	$6,697,517	$59,383	$—	$887,277,788

Net carrying amount:
As of December 31, 2022	$1,470,216	$14,866,263	$96,081,903	$13,326	$1,364,476	$3,692	$55,363,943	$169,163,819

Assets Subject to Operating Leases:
Cost:

	Land	Buildings	Machinery and equipment	Furniture and fixtures	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2022	$549,010	$2,422,389	$—	$1,312,703	$4,284,102
Disposals	—	—	—	(660)	(660)
Transfers and reclassifications	—	(1,226)	6,345	15,562	20,681
Exchange effect	(3,223)	22,084	—	6,686	25,547

As of December 31, 2022	$545,787	$2,443,247	$6,345	$1,334,291	$4,329,670

Accumulated Depreciation and Impairment:

	Land	Buildings	Machinery and equipment	Furniture and fixtures	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)

As of January 1, 2022	$—	$1,095,113	$—	$1,236,790	$2,331,903
Depreciation	—	94,644	—	60,229	154,873
Disposals	—	—	—	(660)	(660)
Transfers and reclassifications	—	(161)	6,345	211	6,395
Exchange effect	—	13,216	—	5,696	18,912
As of December 31, 2022	$—	$1,202,812	$6,345	$1,302,266	$2,511,423

Net carrying amount:
As of December 31, 2022	$545,787	$1,240,435	$—	$32,025	$1,818,247

Summary of Interest Expense Capitalized
c.	Details of interest expense capitalized were as follows:

	For the years ended December 31,
	2021	2022
	NT$	NT$
	(In Thousands)	(In Thousands)
Interest expense capitalized	$—	$1,661

Interest rates applied	—	1.44% - 1.61%

Disclosure Of Detailed Information About Lease Right Of Use Assets Explanatory

a.	The Company as a lessee

(a)	Right-of-use Assets

	As of December 31,
	2021	2022
	NT$	NT$
	(In Thousands)	(In Thousands)
Land (including land use right)	$4,877,702	$5,714,166
Buildings	284,011	124,420
Machinery and equipment	1,940,084	1,748,244
Transportation equipment	18,704	21,485
Other equipment	6,344	3,676

Net	$7,126,845	$7,611,991

	For the years ended December 31,
	2021	2022
	NT$	NT$
Depreciation	(In Thousands)	(In Thousands)
Land (including land use right)	$325,268	$359,007
Buildings	121,373	119,641
Machinery and equipment	210,188	206,445
Transportation equipment	9,858	12,287
Other equipment	4,524	4,568

Total	$671,211	$701,948

i.	For the years ended December 31, 2021 and 2022, the Company’s addition to right-of-use assets amounted to NT$207 million and NT$1,130 million, respectively.

ii.	Please refer to Note 8 for right-of-use assets pledged as collateral.

(b)	Lease Liabilities

	As of December 31,
	2021	2022
	NT$	NT$
	(In Thousands)	(In Thousands)
Current	$557,873	$537,314
Non-current	4,510,881	5,199,781

Total	$5,068,754	$5,737,095

Please refer to Note 6(24) for the interest expenses on the lease liabilities.

Intangible Assets
(10)	Intangible Assets
2021
Cost
:

	Goodwill	Software	Patents and technology license fees	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2021	$15,012	$4,264,558	$4,530,465	$3,497,252	$12,307,287
Additions	—	1,333,882	56,331	330,976	1,721,189
Write-off	—	(587,102)	—	(458,295)	(1,045,397)
Reclassifications	—	(758)	—	—	(758)
Exchange effect	—	(165,543)	(95,632)	(21,862)	(283,037)

As of December 31, 2021	$15,012	$4,845,037	$4,491,164	$3,348,071	$12,699,284

Accumulated Amortization and Impairment
:

	Goodwill	Software	Patents and technology license fees	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2021	$7,398	$2,035,028	$2,852,037	$2,534,911	$7,429,374
Amortization	—	1,566,948	538,874	747,617	2,853,439
Write-off	—	(587,102)	—	(458,295)	(1,045,397)
Exchange effect	—	(101,050)	(66,244)	(15,771)	(183,065)

As of December 31, 2021	$7,398	$2,913,824	$3,324,667	$2,808,462	$9,054,351

Net carrying amount:
As of December 31, 2021	$7,614	$1,931,213	$1,166,497	$539,609	$3,644,933

2022
Cost
:

	Goodwill	Software	Patents and technology license fees	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2022	$15,012	$4,845,037	$4,491,164	$3,348,071	$12,699,284
Additions	—	2,713,534	—	480,880	3,194,414
Write-off	—	(1,857,289)	(1,344,682)	(869,940)	(4,071,911)
Reclassifications	—	(10,721)	—	—	(10,721)
Exchange effect	—	(20,774)	275,950	(5,027)	250,149

As of December 31, 2022	$15,012	$5,669,787	$3,422,432	$2,953,984	$12,061,215

Accumulated Amortization and Impairment
:

	Goodwill	Software	Patents and technology license fees	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2022	$7,398	$2,913,824	$3,324,667	$2,808,462	$9,054,351
Amortization	—	1,656,765	475,870	556,965	2,689,600
Write-off	—	(1,857,289)	(1,344,682)	(869,940)	(4,071,911)
Exchange effect	—	(23,903)	141,658	(3,780)	113,975

As of December 31, 2022	$7,398	$2,689,397	$2,597,513	$2,491,707	$7,786,015

Net carrying amount:
As of December 31, 2022	$7,614	$2,980,390	$824,919	$462,277	$4,275,200

Amortization Amounts of Intangible Assets
The amortization amounts of intangible assets were as follows:

	For the years ended December 31,
	2021	2022
	NT$	NT$
	(In Thousands)	(In Thousands)
Operating costs	$798,011	$1,329,850

Operating expenses	$2,055,428	$1,359,750

Details of Loans
(11)	Short-Term Loans

	As of December 31,
	2021	2022
	NT$	NT$
	(In Thousands)	(In Thousands)
Unsecured bank loans	$1,924,124	$—

	For the years ended December 31,
	2020	2021	2022
Interest rates applied	0.00% - 4.05%	0.15% - 3.60%	0.33% - 3.60%

Financial Liabilities at Fair Value Through Profit or Loss, Current
(12)	Financial Liabilities at Fair Value through Profit or Loss, Current

	As of December 31,
	2021	2022
	NT$	NT$
	(In Thousands)	(In Thousands)
Embedded derivatives in exchangeable bonds	$2,380,599	$438,397

Bonds Payable
(13)	Bonds Payable

	As of December 31,
	2021	2022
	NT$	NT$
	(In Thousands)	(In Thousands)
Unsecured domestic bonds payable	$31,300,000	$23,100,000
Unsecured exchangeable bonds payable	10,817,047	5,757,373
Less: Discounts on bonds payable	(1,580,389)	(672,686)

Total	40,536,658	28,184,687
Less: Current or exchangeable portion due within one year	(17,458,959)	(5,101,591)

Net	$23,077,699	$23,083,096

Summary of Terms and Conditions of Bonds
a.	UMC issued domestic unsecured corporate bonds. The terms and conditions of the bonds are as follows:

Term	Issuance date	Issued amount	Coupon rate	Repayment
Seven-year	In mid-June 2014	NT$2,000 million	1.70%	Interest was paid annually and the principal was fully repaid in June 2021.
Ten-year	In mid-June 2014	NT$3,000 million	1.95%	Interest will be paid annually and the principal will be repayable in June 2024 upon maturity.
Five-year	In late March 2017	NT$6,200 million	1.15%	Interest was paid annually and the principal was fully repaid in March 2022.
Seven-year	In late March 2017	NT$2,100 million	1.43%	Interest will be paid annually and the principal will be repayable in March 2024 upon maturity.
Five-year	In early October 2017	NT$2,000 million	0.94%	Interest was paid annually and the principal was fully repaid in October 2022.
Seven-year	In early October 2017	NT$3,400 million	1.13%	Interest will be paid annually and the principal will be repayable in October 2024 upon maturity.
Five-year	In late April 2021	NT$5,500 million	0.57%	Interest will be paid annually and the principal will be repayable in April 2026 upon maturity.
Seven-year	In late April 2021	NT$2,000 million	0.63%	Interest will be paid annually and the principal will be repayable in April 2028 upon maturity.
Ten-year (green bond)	In late April 2021	NT$2,100 million	0.68%	Interest will be paid annually and the principal will be repayable in April 2031 upon maturity.
Five-year	In mid-December 2021	NT$5,000 million	0.63%	Interest will be paid annually and the principal will be repayable in December 2026 upon maturity.

Defined Benefit Plan Recognized on the Consolidated Balance Sheets
iii.	The defined benefit plan recognized on the consolidated balance sheets were as follows:

	As of December 31,
	2021	2022
	NT$ (In Thousands)	NT$ (In Thousands)
Present value of the defined benefit obligation	$(5,458,333)	$(5,106,623)
Fair value of plan assets	1,581,012	2,237,221

Funded status	(3,877,321)	(2,869,402)

Net defined benefit liabilities, noncurrent recognized on the consolidated balance sheets	$(3,877,321)	$(2,869,402)

Major Categories of Plan Assets as a Percentage of Fair Value of the Total Plan Assets
iv.	The major categories of plan assets as a percentage of the fair value of the total plan assets are as follows:

	As of December 31,
	2021	2022
Cash	24%	20%
Equity instruments	43%	47%
Debt instruments	23%	22%
Others	10%	11%

Principal Underlying Actuarial Assumptions
v.	The principal underlying actuarial assumptions are as follows:

	As of December 31,
	2021	2022
Discount rate	0.62%	1.24%
Rate of future salary increase	4.25%	4.25%

Expected Future Benefit Payments
vi.	Expected future benefit payments are as follows:

Year	As of December 31, 2022
NT$ (In Thousands)
2023	$481,492
2024	450,628
2025	466,474
2026	454,835
2027	454,663
2028 and thereafter	3,270,344

Total	$5,578,436

Sensitivity Analysis
vii.	Sensitivity analysis:

As of December 31, 2021
	Discount rate		Rate of future salary increase
	0.5% increase	0.5% decrease	0.5% increase	0.5% decrease
	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)
Decrease (increase) in defined benefit obligation	$207,999	$(220,561)	$(184,551)	$176,567

As of December 31, 2022
	Discount rate		Rate of future salary increase
	0.5% increase	0.5% decrease	0.5% increase	0.5% decrease
	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)
Decrease (increase) in defined benefit obligation	$172,801	$(182,478)	$(151,050)	$145,000

Deferred Government Grants
(16)	Deferred Government Grants

	As of December 31,
	2021	2022
	NT$ (In Thousands)	NT$ (In Thousands)
Beginning balance	$10,207,109	$8,543,798
Arising during the period	2,498,990	174,352
Recorded in profit or loss:
Other operating income	(4,069,055)	(4,164,189)
Exchange effect	(93,246)	123,483

Ending balance	$8,543,798	$4,677,444

Current (classified under other current liabilities)	$4,096,742	$2,681,842
Non-current (classified under other noncurrent liabilities)	4,447,056	1,995,602

Total	$8,543,798	$4,677,444

Summary of Refund Liabilities
(17)	Refund Liabilities (classified under other current liabilities)

	As of December 31,
	2021	2022
	NT$ (In Thousands)	NT$ (In Thousands)
Refund liabilities	$724,207	$1,139,227

Summary of Decommissioning Liabilities
(18)	Decommissioning liabilities (classified under other noncurrent liabilities)

	As of December 31,
	2021	2022
	NT$ (In Thousands)	NT$ (In Thousands)
Decommissioning liabilities	$—	$366,863

Details of Distribution	The details of appropriation were as follows:

	Appropriation of earnings (in thousand NT dollars)		Cash dividend per share (NT dollars)
	2021	2022	2021	2022
Legal reserve	$5,832,570	$8,905,139
Special reserve	(3,250,434)	(2,180,156)
Cash dividends	—	45,017,096	$—	$3.60

Non-controlling Interests

d.	Non-controlling interests:

	For the years ended December 31,
	2020	2021	2022
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)

Balance as of January 1	$410,065	$113,356	$223,181
Impact of retroactive applications	—	—	(66,089)

Adjusted balance as of January 1	410,065	113,356	157,092
Attributable to non-controlling interests:
Net income (loss)	(2,009,077)	(668,245)	819,960
Other comprehensive income (loss)	126,653	(19)	8
Disposal of subsidiaries	(51,565)	—	—
The differences between the fair value of the consideration paid or received from acquiring or disposing subsidiaries and the carrying amounts of the subsidiaries	106,879	—	—
Share-based payment transactions	—	—	1,490

Changes in subsidiaries’ ownership	(10,331)	(11,126)	(1,339)
Non-controlling interests	(551,608)	23,430	5,456
Derecognition of the non-controlling interests	2,092,340	765,785	(638,988)

Ending balance	$113,356	$223,181	$343,679

Summary of Assumptions Used for Compensation Cost for Cash-settled Share-based Payment Measured at Fair Value on Grant Date by using Black-Scholes Option Pricing Model
The compensation cost for the cash-settled share-based payment was measured at fair value initially by using Black-Scholes Option Pricing Model and will be remeasured at the end of each reporting period until settlement. As of December 31, 2022, the assumptions used are as follows:

	Granted in September 2020	Granted in June 2021
Share price of measurement date (NT$/ per share)	$40.70	$40.70
Expected volatility	38.96% - 40.38%	36.35% - 44.77%
Expected life	0.67-1.67 years	0.44-2.44 years
Expected dividend yield	5.50%	5.50%
Risk-free interest rate	0.95% - 1.08%	0.92% - 1.13%

Summary of Disaggregation of Revenue by Product
(21)	Operating Revenues

a.	Disaggregation of revenue

i.	By product

	For the years ended December 31,
	2020	2021	2022
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Wafer	$169,885,201	$204,594,399	$265,600,173
Others	6,935,713	8,416,619	13,105,091

Total	$176,820,914	$213,011,018	$278,705,264

Summary of Disaggregation of Revenue by Geography
ii.	By geography

	For the years ended December 31,
	2020	2021	2022
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Taiwan	$65,003,509	$80,655,096	$87,500,215
Singapore	26,054,856	29,068,748	39,093,439
China (includes Hong Kong)	22,629,388	31,176,136	46,146,545
Japan	15,363,352	13,705,192	17,667,412
USA	24,546,963	24,270,210	35,175,569
Europe	6,416,235	5,628,998	8,831,645
Others	16,806,611	28,506,638	44,290,439

Total	$176,820,914	$213,011,018	$278,705,264

Summary of Disaggregation of Revenue by the Timing of Revenue Recognition
iii.	By the timing of revenue recognition

	For the years ended December 31,
	2020	2021	2022
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
At a point in time	$174,492,036	$211,074,982	$276,175,120
Over time	2,328,878	1,936,036	2,530,144

Total	$176,820,914	$213,011,018	$278,705,264

Summary of Balances of Contract Assets and Contract Liabilities

b.	Contract balances

i.	Contract assets, current

	As of January 1,	As of December 31,
	2021	2021	2022
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Sales of goods and services	$625,222	$677,326	$766,691
Less: Loss allowance	(367,381)	(357,705)	(393,373)

Net	$257,841	$319,621	$373,318

ii.	Contract liabilities

	As of January 1,	As of December 31,
	2021	2021	2022
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Sales of goods and services	$2,497,469	$4,083,140	$3,985,003

Current	$2,040,989	$3,441,754	$3,546,815
Non-current	456,480	641,386	438,188

Total	$2,497,469	$4,083,140	$3,985,003

The movement of contract liabilities is mainly caused by the timing difference of the satisfaction of a performance of obligation and the consideration received from customers.

Employee Benefit, Depreciation and Amortization Expenses
The Company’s employee benefit, depreciation and amortization expenses are summarized as follows:

	For the years ended December 31,
	2020			2021			2022
	Operating costs	Operating expenses	Total	Operating costs	Operating expenses	Total	Operating costs	Operating expenses	Total
	NT$			NT$			NT$
	(In Thousands)			(In Thousands)			(In Thousands)

Employee benefit expenses
Salaries	$20,367,325	$9,412,151	$29,779,476	$23,388,888	$11,806,207	$35,195,095	$30,074,528	$13,928,646	$44,003,174
Labor and health insurance	1,061,848	452,848	1,514,696	1,183,315	458,179	1,641,494	1,368,803	471,788	1,840,591
Pension	1,138,429	379,298	1,517,727	1,259,044	399,879	1,658,923	1,489,076	424,752	1,913,828
Other employee benefit expenses	274,838	121,858	396,696	335,829	144,668	480,497	373,739	165,114	538,853
Depreciation	43,969,732	1,926,226	45,895,958	42,002,745	1,908,719	43,911,464	39,305,321	1,756,609	41,061,930
Amortization	895,732	1,848,651	2,744,383	834,384	2,060,558	2,894,942	1,470,912	1,370,422	2,841,334

Details of Distribution of Employees' Compensation and Directors' Compensation	The details of distribution were as follows:

	2020	2021	2022
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Employees’ compensation – Cash	$2,581,675	$4,770,909	$9,160,485
Directors’ compensation	32,369	25,264	45,000

Net Other Operating Income and Expenses

(23)	Net Other Operating Income and Expenses

	For the years ended December 31,
	2020	2021	2022
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Government grants	$5,179,643	$5,269,412	$5,058,658
Rental income from property, plant and equipment	198,860	187,166	192,833
Gain on disposal of property, plant and equipment	1,137,320	143,735	482,983
Others	(261,933)	(373,482)	(394,827)

Total	$6,253,890	$5,226,831	$5,339,647

Non-Operating Income and Expenses
(24)	Non-Operating Income and Expenses

a.	Other gains and losses

	For the years ended December 31,
	2020	2021	2022
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Gain (loss) on valuation of financial assets and liabilities at fair value through profit or loss	$2,011,403	$2,892,470	$(1,247,962)
Gain (loss) on disposal of investments	(91,070)	(16,388)	50,553
Others	(1,871,567)	(2,009,952)	62,869

Total	$48,766	$866,130	$(1,134,540)

b.	Finance costs

	For the years ended December 31,
	2020	2021	2022
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Interest expenses
Bonds payable	$377,193	$437,055	$486,079
Bank loans	1,417,028	1,285,708	1,100,840
Lease liabilities	154,730	145,187	166,928
Others	55,467	139	31,464
Financial expenses	69,015	94,841	81,018

Total	$2,073,433	$1,962,930	$1,866,329

Components of Other Comprehensive Income (Loss)
(25)	Components of Other Comprehensive Income (Loss )

	For the year ended December 31, 2020
	Arising during the period	Reclassification adjustments during the period	Other comprehensive income (loss), before tax	Income tax effect	Other comprehensive income (loss), net of tax
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Items that will not be reclassified subsequently to profit or loss:
Remeasurements of defined benefit pension plans	$(192,581)	$—	$(192,581)	$38,516	$(154,065)
Unrealized gains or losses from equity instruments investments measured at fair value through other comprehensive income	4,815,361	—	4,815,361	(134,887)	4,680,474
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss	883,508	—	883,508	(115,048)	768,460
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	(2,917,361)	(2,919)	(2,920,280)	38,541	(2,881,739)
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss	37,474	22,843	60,317	7,372	67,689

Total other comprehensive income (loss)	$2,626,401	$19,924	$2,646,325	$(165,506)	$2,480,819

	For the year ended December 31, 2021
	Arising during the period	Reclassification adjustments during the period	Other comprehensive income (loss), before tax	Income tax effect	Other comprehensive income (loss), net of tax
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Items that will not be reclassified subsequently to profit or loss:
Remeasurements of defined benefit pension plans	$(197,477)	$—	$(197,477)	$39,495	$(157,982)
Unrealized gains or losses from equity instruments investments measured at fair value through other comprehensive income	5,811,342	—	5,811,342	(360,061)	5,451,281
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss	2,959,130	—	2,959,130	(96,510)	2,862,620
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	(4,743,299)	2,283	(4,741,016)	23,175	(4,717,841)
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss	(24,018)	(394)	(24,412)	6,763	(17,649)

Total other comprehensive income (loss)	$3,805,678	$1,889	$3,807,567	$(387,138)	$3,420,429

	For the year ended December 31, 2022
	Arising during the period	Reclassification adjustments during the period	Other comprehensive income (loss), before tax	Income tax effect	Other comprehensive income (loss), net of tax
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Items that will not be reclassified subsequently to profit or loss:
Remeasurements of defined benefit pension plans	$296,804	$—	$296,804	$(59,361)	$237,443
Unrealized gains or losses from equity instruments investments measured at fair value through other comprehensive income	(4,646,064)	—	(4,646,064)	(71,121)	(4,717,185)
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss	(1,694,965)	—	(1,694,965)	123,483	(1,571,482)
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	9,292,308	—	9,292,308	883,238	10,175,546
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss	91,442	—	91,442	(23,672)	67,770

Total other comprehensive income (loss)	$3,339,525	$—	$3,339,525	$852,567	$4,192,092

Major Components of Income Tax Expense

(26)	Income Tax

a.	The major components of income tax expense (benefit) for the years ended December 31, 2020, 2021 and 2022 were as follows:

i.	Income tax expense (benefit) recorded in profit or loss

	For the years ended December 31,
	2020	2021	2022
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Current income tax expense (benefit):
Current income tax charge	$2,346,937	$7,088,975	$17,582,039
Adjustments in respect of current income tax of prior periods	(1,140,060)	(150,260)	(585,941)
Deferred income tax expense (benefit):
Deferred income tax related to origination and reversal of temporary differences	49,035	407,280	2,276,015
Deferred income tax related to recognition and derecognition of tax losses and unused tax credits	683,080	723,270	60,178
Adjustment of prior year’s deferred income tax	(246,173)	(130,841)	8,611
Deferred income tax arising from write-down or reversal of write-down of deferred tax assets	(1,736)	(20,172)	(14,007)

Income tax expense recorded in profit or loss	$1,691,083	$7,918,252	$19,326,895

ii.	Deferred income tax related to components of other comprehensive income (loss)

(i)	Items that will not be reclassified subsequently to profit or loss:

	For the years ended December 31,
	2020	2021	2022
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Remeasurements of defined benefit pension plans	$38,516	$39,495	$(59,361)
Unrealized gains or losses from equity instruments investments measured at fair value through other comprehensive income	(134,887)	(360,061)	(71,121)
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss	(115,048)	(96,510)	123,483

Income tax related to items that will not be reclassified subsequently to profit or loss	$(211,419)	$(417,076)	$(6,999)

(ii) Items that may be reclassified subsequently to profit or loss:

	For the years ended December 31,
	2020	2021	2022
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Exchange differences on translation of foreign operations	$38,541	$23,175	$883,238
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss	7,372	6,763	(23,672)

Income tax related to items that may be reclassified subsequently to profit or loss	$45,913	$29,938	$859,566

iii. Income tax charged directly to equity

	For the years ended December 31,
	2020	2021	2022
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Current income tax expense (benefit):
Disposal of parent company’s stock by subsidiary recognized as treasury stock transactions	$—	$(203)	$—
Deferred income tax expense (benefit):
Recognize (reversal) of temporary difference arising from initial recognition of the equity component of the compound financial instrument	3,691	—	—
Adjustments of changes in net assets of associates and joint ventures accounted for using equity method	(91)	22	(2,720)

Income tax charged directly to equity	$3,600	$(181)	$(2,720)

Reconciliation Between Income Tax Expense and Income Before Tax at UMC's Applicable Tax Rate
b.	A reconciliation between income tax expense (benefit) and income before tax at UMC’s applicable tax rate were as follows:

	For the years ended December 31,
	2020	2021	2022
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Income before tax	$22,542,750	$58,496,432	$109,625,660

At UMC’s statutory income tax rate	4,508,550	11,699,286	21,925,132
Adjustments in respect of current income tax of prior periods	(1,140,060)	(150,260)	(585,941)
Net changes in loss carry-forward and investment tax credits	447,570	(845,267)	(465,152)
Adjustment of deferred tax assets/liabilities for write-downs/reversals and different jurisdictional tax rates	(505,537)	183,123	(281,319)
Tax effect of non-taxable income and non-deductible expenses:
Tax exempt income	(2,500,688)	(3,258,695)	(4,384,566)
Investment loss (gain)	(431,501)	(1,388,877)	1,827,822
Dividend income	(130,672)	(171,725)	(423,027)
Others	32,268	6,463	(340,745)
Basic tax	2,803	—	—
Estimated income tax on unappropriated earnings	1,087,216	1,558,031	1,247,910
Effect of different tax rates applicable to UMC and its subsidiaries	(191,687)	116,174	605,929
Taxes withheld in other jurisdictions	25,193	43,443	35,979
Others	487,628	126,556	164,873

Income tax expense recorded in profit or loss	$1,691,083	$7,918,252	$19,326,895

Significant Components of Deferred Income Tax Assets and Liabilities
c.	Significant components of deferred income tax assets and liabilities were as follows:

	As of December 31,
	2021	2022
	NT$	NT$
	(In Thousands)	(In Thousands)
Deferred income tax assets
Depreciation	$2,155,961	$2,056,568
Loss carry-forward	62,367	94
Pension	770,847	569,193
Refund liabilities	140,861	138,617
Allowance for inventory valuation losses	433,630	507,621
Investment loss	349,794	474,405
Unrealized profit on intercompany sales	1,125,370	906,793
Others	439,439	572,945

Total deferred income tax assets	5,478,269	5,226,236

Deferred income tax liabilities
Unrealized exchange gain	(580,191)	(534,541)
Depreciation	(78,792)	(70,133)
Investment gain	(1,354,740)	(2,648,989)
Bonds	(6,353)	(10,322)
Amortizable assets	(303,841)	(298,451)

Total deferred income tax liabilities	(2,323,917)	(3,562,436)

Net deferred income tax assets	$3,154,352	$1,663,800

Movement of Deferred Tax
d.	Movement of deferred tax

	For the years ended December 31,
	2021	2022
	NT$	NT$
	(In Thousands)	(In Thousands)
Balance as of January 1	$4,700,868	$3,154,352
Amounts recognized in profit or loss during the period	(979,537)	(2,330,797)
Amounts recognized in other comprehensive income (loss)	(387,138)	852,567
Amounts recognized in equity	22	(2,720)
Exchange adjustments	(179,863)	(9,602)

Balance as of December 31	$3,154,352	$1,663,800

Earnings Per Share
(27)	Earnings Per Share

a.	Earnings per share-basic

	For the years ended December 31,
	2020	2021	2022
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Net income attributable to the parent company	$22,860,744	$51,246,425	$89,478,805

Weighted-average number of ordinary shares for basic earnings per share (thousand shares)	11,850,052	12,005,126	12,095,312

Earnings per share-basic (NTD)	$1.93	$4.27	$7.40

b.	Earnings per share-diluted

	For the years ended December 31,
	2020	2021	2022
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Net income attributable to the parent company	$22,860,744	$51,246,425	$89,478,805
Effect of dilution
Unsecured convertible bonds	69,019	—	—

Income attributable to shareholders of the parent	$22,929,763	$51,246,425	$89,478,805

Weighted-average number of ordinary shares for basic earnings per share (thousand shares)	11,850,052	12,005,126	12,095,312
Effect of dilution
Restricted stocks for employees	30,911	159,478	156,098
Employees’ compensation	65,657	80,243	238,242
Unsecured convertible bonds	303,630	—	—

Weighted-average number of ordinary shares after dilution (thousand shares)	12,250,250	12,244,847	12,489,652

Earnings per share-diluted (NTD)	$1.87	$4.19	$7.16

Reconciliation of Liabilities Arising from Financing Activities
(28)	Reconciliation of Liabilities Arising from Financing Activities
For the year ended December 31, 2020

			Non-cash changes
Items	As of January 1, 2020	Cash Flows	Foreign exchange	Others (Note A)		As of December 31, 2020
	NT$	NT$	NT$	NT$		NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)		(In Thousands)
Short-term loans	$12,015,206	$(933,392)	$(75,751)	$51,069		$11,057,132
Long-term loans (current portion included)	33,902,074	136,920	(972,888)	—		33,066,106
Bonds payable (current portion included)	38,781,416	(13,702,875)	—	(6,388,157 (Note C	) )	18,690,384
Guarantee deposits (current portion included)	296,694	(59,819)	(883)	—		235,992 (Note D	)
Lease liabilities	6,031,025	(726,626)	(10,036)	282,501		5,576,864
Other financial liabilities-noncurrent (Note B)	20,093,441	—	281,219	371,964		20,746,624
For the year ended December 31, 2021

			Non-cash changes
Items	As of January 1, 2021	Cash Flows	Foreign exchange	Others (Note A)		As of December 31, 2021
	NT$	NT$	NT$	NT$		NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)		(In Thousands)
Short-term loans	$11,057,132	$(8,974,216)	$(158,792)	$—		$1,924,124
Long-term loans (current portion included)	33,066,106	4,088,537	(529,736)	—		36,624,907
Bonds payable (current portion included)	18,690,384	23,703,692	—	(1,857,418 (Note E	) )	40,536,658
Guarantee deposits (current portion included)	235,992	14,219,408	(85,631)	—		14,369,769 (Note D	)
Lease liabilities	5,576,864	(699,680)	(144,419)	335,989		5,068,754
Other financial liabilities (Note B)	20,746,624	—	(163,387)	382,972		20,966,209

For the year ended December 31, 2022

			Non-cash changes
Items	As of January 1, 2022	Cash Flows	Foreign exchange	Others (Note A)		As of December 31, 2022
	NT$	NT$	NT$	NT$		NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)		(In Thousands)

Short-term loans	$1,924,124	$(1,965,684)	$41,560	$—		$—
Long-term loans (current portion included)	36,624,907	(18,816,259)	1,470,694	—		19,279,342
Bonds payable (current portion included)	40,536,658	(13,305,050)	—	953,079 (Note E	)	28,184,687
Guarantee deposits (current portion included)	14,369,769	14,984,941	1,402,291	—		30,757,001 (Note D	)
Lease liabilities	5,068,754	(712,854)	153,406	1,227,789 (Note F	)	5,737,095
Other financial liabilities (Note B)	20,966,209	—	306,902	176,376		21,449,487
Note A: Other
non-cash
changes mainly consisted of discount amortization measured by the effective interest method.
Note B: Please refer to Note 9(6) for more details on other financial liabilities.
Note C: Other non-cash changes of bonds payable for the year ended December 31, 2020 mainly consisted of conversion of convertible bonds.
Note D: Guarantee deposits mainly consisted of deposits of capacity reservation.
Note E: Please refer to Note 6(13) for the Company’s exchangeable bonds.
Note F: Mainly due to the increase in land lease.

Summary of Net Cash Outflow Arising from Deconsolidation of the Subsidiary
c.	Analysis of net cash outflow arising from deconsolidation of the subsidiary:

NT$
(In Thousands)
Cash received	$722,559
Net cash of subsidiary derecognized	(776,586)

Net cash outflow from deconsolidation	$(54,027)

NEXPOWER TECHNOLOGY CORP. [member]
Contents Of Significant Accounts [Line Items]
Summary of Derecognized Assets and Liabilities
a.	Derecognized assets and liabilities mainly consisted of:

NT$
(In Thousands)
Assets
Cash and cash equivalents	$776,586
Other current assets	18

776,604

Liabilities
Other payables	(194)

(194)

Net assets of the deconsolidation	$776,410

Summary of Consideration Received and Gain (Loss) Recognized
b.	Consideration received and gain recognized from the deconsolidation:

NT$
(In Thousands)
Cash received	$722,559
Less: Net assets of the deconsolidation	(776,410)
Add: Non-controlling interests	51,565
Other comprehensive income from equity reclassified to profit or loss due to derecognition	4,061

Gain on deconsolidation (Note A)	$1,775

Unused tax losses [member]
Contents Of Significant Accounts [Line Items]
Unused Tax Credits and Losses

	As of December 31,
	2021	2022
	NT$	NT$
	(In Thousands)	(In Thousands)

Expiry period
1-5 years	$38,562,420	$35,263,925
6-10 years	2,730,567	1,995,256

Total	$41,292,987	$37,259,181

Plan assets [member]
Contents Of Significant Accounts [Line Items]
Defined Benefit Plan Recognized on the Consolidated Balance Sheets
ii.	Movements in fair value of plan assets during the year:

	For the years ended December 31,
	2021	2022
	NT$ (In Thousands)	NT$ (In Thousands)
Beginning balance of fair value of plan assets	$1,399,345	$1,581,012
Items recognized as profit or loss:
Interest income on plan assets	4,059	9,802
Contribution by employer	505,890	745,066
Benefits paid	(349,750)	(224,632)
Remeasurements recognized in other comprehensive income (loss):
Return on plan assets, excluding amounts included in interest income	21,468	125,973

Fair value of plan assets at end of year	$1,581,012	$2,237,221

Present value of defined benefit obligation [member]
Contents Of Significant Accounts [Line Items]
Defined Benefit Plan Recognized on the Consolidated Balance Sheets
i.	Movements in present value of defined benefit obligation during the year:

	For the years ended December 31,
	2021	2022
	NT$	NT$
	(In Thousands)	(In Thousands)
Defined benefit obligation at beginning of year	$(5,561,999)	$(5,458,333)
Items recognized as profit or loss:
Service cost	(11,009)	(9,911)
Interest cost	(16,130)	(33,842)

Subtotal	(27,139)	(43,753)

Remeasurements recognized in other comprehensive income (loss):
Arising from changes in demographic assumptions	(4,537)	—
Arising from changes in financial assumptions	(123,140)	227,790
Experience adjustments	(91,268)	(56,959)

Subtotal	(218,945)	170,831

Benefits paid	349,750	224,632

Defined benefit obligation at end of year	$(5,458,333)	$(5,106,623)

More than 1 year [member]
Contents Of Significant Accounts [Line Items]
Details of Loans
(14)	Long-Term Loans

a.	Details of long-term loans as of December 31, 2021 and 2022 were as follows:

	As of December 31,
Lenders	2021	2022	Redemption
	NT$	NT$
	(In Thousands)	(In Thousands)
Secured Long-Term Loan from Mega International Commercial Bank (1)	$14,598	$9,732	Repayable quarterly from October 24, 2019 to October 24, 2024 with monthly interest payments. Interest-only payment for the first year.
Secured Long-Term Loan from Mega International Commercial Bank (2)	—	18,000	Repayable quarterly from February 23, 2022 to February 22, 2027 with monthly interest payments. Interest-only payment for the first year.
Secured Long-Term Loan from Mega International Commercial Bank (3)	—	60,500	Repayable quarterly from December 22, 2022 to February 23, 2027 with monthly interest payments. Interest-only payment for the first year.
Secured Long-Term Loan from Taiwan Cooperative Bank (1)	47,568	35,676	Repayable quarterly from October 19, 2015 to October 19, 2025 with monthly interest payments. Interest-only payment for the first year.

	As of December 31,
Lenders	2021	2022	Redemption
	NT$	NT$
	(In Thousands)	(In Thousands)
Secured Long-Term Loan from Taiwan Cooperative Bank (2)	13,125	4,375	Repayable monthly from May 31, 2019 to May 31, 2023 with monthly interest payments.
Secured Long-Term Loan from Taiwan Cooperative Bank (3)	44,000	32,000	Repayable monthly from August 13, 2020 to August 13, 2025 with monthly interest payments.
Secured Long-Term Loan from Taiwan Cooperative Bank (4)	22,759	16,552	Repayable monthly from October 29, 2020 to August 29, 2025 with monthly interest payments.
Secured Long-Term Loan from Taiwan Cooperative Bank (5)	101,000	84,166	Repayable monthly from April 15, 2021 to April 15, 2026 with monthly interest payments. Interest-only payment for the first year.
Secured Syndicated Loans from China Development Bank and 6 others (1) (Note A)	18,158,940	1,915,577	Repayable semi-annually from October 20, 2016 to October 19, 2024 with semi-annually interest payments. Interest-only payment for the first and the second year.
Secured Syndicated Loans from China Development Bank and 6 others (2)	12,236,000	12,415,200	Repayable semi-annually from March 19, 2021 to March 18, 2031 with semi-annually interest payments. Interest-only payment for the first and the second year.
Secured Long-Term Loan from First Commercial Bank	47,000	47,000	Repayable monthly from December 2, 2021 to December 2, 2026 with monthly interest payments. Interest-only payment for the first year.
Secured Long-Term Loan from KGI Bank	21,000	21,000	Repayable semi-annually from December 27, 2021 to December 27, 2026 with monthly interest payments. Interest-only payment for the first and the second year.
Secured Long-Term Loan from Shanghai Commercial Bank	—	22,200	Repayable monthly from January 19, 2022 to December 15, 2026 with monthly interest payments. Interest-only payment for the first year.
Unsecured Long-Term Loan from Xiamen Bank	436,126	—
Repayable semi-annually from November 24, 2020 to May 24, 2022 of RMB¥0.1 million with monthly interest payments and the remaining principal will be repaid once at maturity. Interest-only payment for the first semi-annually year.

Unsecured Long-Term Loan from Bank of China	982,791	1,797,364	Repayable semi-annually from June 24, 2023 to June 24, 2026 with quarterly interest payments.
Unsecured Long-Term Loan from Bank of Taiwan (1)	500,000	—	Repayable quarterly from March 10, 2022 to December 10, 2024 with monthly interest payments.
Unsecured Long-Term Loan from Bank of Taiwan (2)	450,000	2,000,000	Repayable quarterly from March 24, 2023 to March 24, 2025 with monthly interest payments.
Unsecured Revolving Loan from Mega International Commercial Bank (Note B)	500,000	—	Repayable semi-annually from October 16, 2020 to April 16, 2022 with monthly interest payments.
Unsecured Revolving Loan from Taipei Fubon Bank (Note C)	200,000	—	Repayable annually from August 9, 2020 to August 9, 2023 with monthly interest payments.
Unsecured Revolving Loan from Chang Hwa Commercial Bank (Note D)	550,000	—	Repayable quarterly from January 27, 2021 to October 27, 2022 with monthly interest payments.
Unsecured Revolving Loan from KGI Bank (Note E)	500,000	—	Repayable annually from August 10, 2023 to August 10, 2026 with monthly interest payments.

	As of December 31,
Lenders	2021	2022	Redemption
	NT$	NT$
	(In Thousands)	(In Thousands)
Unsecured Revolving Loan from First Commercial Bank (1) (Note F and G)	300,000	300,000	Settlement due on February 25, 2026 with monthly interest payments.
Unsecured Revolving Loan from First Commercial Bank (2) (Note F and G)	300,000	300,000	Settlement due on March 15, 2026 with monthly interest payments.
Unsecured Revolving Loan from First Commercial Bank (3) (Note F and G)	200,000	200,000	Settlement due on June 15, 2026 with monthly interest payments.
Unsecured Revolving Loan from Yuanta Commercial Bank (Note H)	1,000,000	—	Repayable annually from March 2, 2023 to March 2, 2026 with monthly interest payments.

Subtotal	36,624,907	19,279,342
Less: Current portion	(19,873,011)	(2,485,053)

Total	$16,751,896	$16,794,289

	For the years ended December 31,
	2020	2021	2022
Interest rates applied	0.84% - 4.67%	0.85% - 4.66%	0.86% - 5.62%

Note A:
USCXM, the subsidiary of UMC failed to comply with the loan covenant to maintain its financial ratio at certain level and therefore the loan was reclassified to current liabilities as of December 31, 2021. As of February 7, 2022, the bank exemption of 2021 have been obtained and the loan was reclassified to non-current liabilities.

Note B:
UMC entered into a
5-year
loan agreement with Mega International Commercial Bank, effective from October 17, 2016. The agreement offered UMC a revolving line of credit of NT$3 billion.
 This line of credit will be reduced starting from the end of the two years and six months after the first use and every six months thereafter, with a total of six adjustments. As of December 31, 2021, the line of credit was fully used. The expiration date of the agreement was April 16, 2022.

Note C:
UMC entered into a
5-year
loan agreement with Taipei Fubon Bank, effective from February 9, 2018. The agreement offered UMC a revolving line of credit of NT$2 billion. This line of credit will be reduced starting from the end of the two years after the first use and every twelve months thereafter, with a total of four adjustments. The expiration date of the agreement is August 9, 2023. As of December 31, 2021 and 2022, the unused line of credit were NT$
0.8
billion and NT$0.5 billion, respectively.

Note D:
UMC entered into a
5-year
loan agreement with Chang Hwa Commercial Bank, effective from November 2, 2016. The agreement offered UMC a revolving line of credit of NT$3

billion. This
line of credit will be reduced starting from the

end of the third year after the first use and every three months thereafter, with a total of nine adjustments. As of

December 31, 2021, the unused line of credit was NT$0.8 billion. The expiration date of the agreement was October 27,

2022.

Note E:
UMC entered into a
5-year
loan agreement with KGI Commercial Bank, effective from May 10, 2021. The agreement offered UMC a revolving line of credit of NT$3 billion. This line of credit will be reduced starting from the end of the second year after the first use and every twelve months thereafter, with a total of four adjustments. The expiration date of the agreement is August 10, 2026. As of December 31, 2021 and 2022, the unused line of credit were NT$2.5 billion and NT$3

billion, respectively.

Note F:
First Commercial Bank approved the
1-year
credit loan on January 18, 2021, which offered UMC a revolving line of credit of NT$2 billion starting from the approval date to January 17, 2022. As of December 31, 2021, the unused line of credit was NT$1.2 billion.

Note G:
First Commercial Bank approved the
1-year
credit loan on April 14, 2022, which offered UMC a revolving line of credit of NT$2 billion starting from the approval date to April 13, 2023. As of December 31, 2022, the unused line of credit was NT$1.2 billion.

Note H:
UMC entered into a
5-year
loan agreement with Yuanta Commercial Bank, effective from March 3, 2021. The agreement offered UMC a revolving line of credit of NT$4 billion. This line of credit will be reduced starting from the end of the second year after the contract date and every twelve months thereafter, with a total of four adjustments. The expiration date of the agreement is March 2, 2026. As of December 31, 2021 and 2022, the unused line of credit were NT$3 billion and NT$4

billion, respectively.

Aggregated individually immaterial associates [member]
Contents Of Significant Accounts [Line Items]
Aggregate Amount of the Company's Share of its Individually Immaterial Associates
The aggregate amount of the Company’s share of all its individually immaterial associates that are accounted for using the equity method were as follows:

	For the years ended December 31,
	2020	2021	2022
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Profit from continuing operations	$1,300,263	$5,193,495	$1,626,103
Other comprehensive income (loss)	973,946	2,965,202	(1,706,960)

Total comprehensive income (loss)	$2,274,209	$8,158,697	$(80,857)

Trade receivables [member]
Contents Of Significant Accounts [Line Items]
Financial Assets
(5)	Accounts Receivable, Net

	As of December 31,
	2021	2022
	NT$	NT$
	(In Thousands)	(In Thousands)
Accounts receivable	$34,818,600	$36,653,611
Less: loss allowance	(194,491)	(209,101)

Net	$34,624,109	$36,444,510

Financial assets at fair value through profit or loss [member]
Contents Of Significant Accounts [Line Items]
Financial Assets
(2)	Financial Assets at Fair Value through Profit or Loss

	As of December 31,
	2021	2022
	NT$	NT$
	(In Thousands)	(In Thousands)
Financial assets mandatorily measured at fair value through profit or loss
Common stocks	$13,289,438	$10,275,563
Preferred stocks	2,602,622	2,939,939
Funds	3,862,932	5,044,702
Convertible bonds	691,303	230,365

Total	$20,446,295	$18,490,569

Current	$945,021	$705,918
Non-current	19,501,274	17,784,651

Total	$20,446,295	$18,490,569

Financial assets at fair value through other comprehensive income [member]
Contents Of Significant Accounts [Line Items]
Financial Assets
(3)	Financial Assets at Fair Value through Other Comprehensive Income

	As of December 31,
	2021	2022
	NT$	NT$
	(In Thousands)	(In Thousands)
Equity instruments
Common stocks	$19,683,806	$15,007,053
Preferred stocks	151,859	182,547

Total	$19,835,665	$15,189,600

Current	$8,482,334	$3,213,057
Non-current	11,353,331	11,976,543

Total	$19,835,665	$15,189,600

Financial assets measured at amortized cost [member]
Contents Of Significant Accounts [Line Items]
Financial Assets
(4)	Financial assets measured at amortized cost

	As of December 31,
	2021	2022
	NT$	NT$
	(In Thousands)	(In Thousands)
Financial assets measured at amortized cost
Time deposits with original maturities over three months	$28,843,470	$849,308
Bonds	20,000	20,000

Total	$28,863,470	$869,308

Current	$28,854,684	$861,817
Non-current	8,786	7,491

Total	$28,863,470	$869,308